Michael J. Mazza
Assistant General Counsel and
Assistant Secretary
720 E. Wisconsin Avenue
Milwaukee, WI 53202-4797
414-665-2052 office
414-665-7016 fax
michaelmazza@northwesternmutual.com

May 5, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	NML Variable Annuity Account C (Network Edition)
Post-Effective Amendment No. 14 to
Form N-4 Registration Statement (“Registration Statement”)
File No. 333-133381 and 811-21886
EDGAR CIK: 0000790163

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and the Statement of Additional Information dated May 1, 2016 for the above-referenced entity do not differ from that contained in the Post-Effective Amendment No. 14 (the “Amendment”) to the Registration Statement on Form N-4. This Amendment was filed electronically with a filing date of April 29, 2016.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ MICHAEL J. MAZZA

Michael J. Mazza
Assistant General Counsel & Assistant Secretary